Right-of-use assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 8,763,438
Ending balance	8,354,672	$ 8,763,438
Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	163,522	163,660
Increases (decreases) from foreign currency translation differences, net	(11,335)	(5,955)
Other increases (decreases)	895	(338)
Total changes	(4,628)	(138)
Ending balance	158,894	163,522
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	257,147	137,455
Increases (decreases) from foreign currency translation differences, net	(25,179)	(10,400)
Depreciation	(11,198)	(14,011)
Other increases (decreases)	698	122,235
Total changes	(3,836)	119,692
Ending balance	253,311	257,147
Right-of-use assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	255,799	183,355
Beginning balance		255,181
New contracts of right-of-use assets	19,177
Increases (decreases) from foreign currency translation differences, net	(30,997)	139
Removals	(234)
Depreciation	(36,491)	(40,778)
Other increases (decreases)	15,166	41,257
Total changes	(33,379)	618
Ending balance	222,420	255,799
Right-of-use assets | Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,023
Beginning balance		3,448
New contracts of right-of-use assets	14,080
Increases (decreases) from foreign currency translation differences, net	555	(90)
Depreciation	(1,357)	(618)
Other increases (decreases)	132	283
Total changes	13,410	(425)
Ending balance	16,433	3,023
Right-of-use assets | Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	66,858	1,424
Beginning balance		52,264
New contracts of right-of-use assets	551
Increases (decreases) from foreign currency translation differences, net	(10,472)	(1,328)
Removals	(75)
Depreciation	(11,366)	(13,049)
Other increases (decreases)	82	28,971
Total changes	(21,280)	14,594
Ending balance	45,578	66,858
Right-of-use assets | Other Property, Plant and Equipment Under Financial Lease
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	185,918	181,931
Beginning balance		199,469
New contracts of right-of-use assets	4,546
Increases (decreases) from foreign currency translation differences, net	(21,080)	1,557
Removals	(159)
Depreciation	(23,768)	(27,111)
Other increases (decreases)	14,952	12,003
Total changes	(25,509)	(13,551)
Ending balance	$ 160,409	185,918
IFRS 16 | Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		71,826
IFRS 16 | Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		3,448
IFRS 16 | Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		50,840
IFRS 16 | Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other Property, Plant and Equipment Under Financial Lease
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		$ 17,538